Document And Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	KNIGHTSBRIDGE TANKERS LTD
Entity Central Index Key	0001029145
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	24,437,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Time charter revenues	$ 35,046	$ 55,497	$ 40,825
Voyage charter revenues	2,269	0	0
Total operating revenues	37,315	55,497	40,825
Operating expenses
Voyage expenses and commission	4,323	2,020	1,151
Ship operating expenses	7,608	7,830	5,211
Administrative expenses	4,259	3,528	3,018
Depreciation	11,117	11,079	7,887
Total operating expenses	27,307	24,457	17,267
Net operating income	10,008	31,040	23,558
Other income (expenses)
Interest income	106	36	46
Interest expense	(3,765)	(3,529)	(2,880)
Other financial items	(467)	(489)	(579)
Net other expenses	(4,126)	(3,982)	(3,413)
Net income from continuing operations	5,882	27,058	20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	$ (53,429)	$ 32,652	$ 38,557
Per share information:
Earnings per share from continuing operations: basic	$ 0.24	$ 1.11	$ 1.05
Earnings per share from continuing operations: diluted	$ 0.24	$ 1.1	$ 1.05
(Loss) earnings per share from discontinued operations: basic	$ (2.43)	$ 0.23	$ 0.97
(Loss) earnings per share from discontinued operations: diluted	$ (2.41)	$ 0.23	$ 0.97
(Loss) earnings per share: basic	$ (2.19)	$ 1.34	$ 2.02
(Loss) earnings per share: diluted	$ (2.17)	$ 1.33	$ 2.02
Cash distributions per share declared	$ 1.2	$ 2	$ 1.7

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 79,259	$ 46,848
Trade accounts receivable, net	2,102	7,721
Other receivables	2,691	3,674
Inventories	1,181	3,791
Voyages in progress	0	931
Prepaid expenses and accrued income	616	3,413
Total current assets	85,849	66,378
Long term assets
Restricted cash	15,000	15,000
Vessels, net	273,826	436,273
Vessel held for sale	21,523	0
Deferred charges	1,222	2,110
Other long term assets	0	1,458
Total assets	397,420	521,219
Current liabilities
Current portion of long-term debt	4,700	3,600
Related party payables	0	319
Trade accounts payable	1,277	2,056
Accrued expenses	2,501	4,514
Deferred charter revenue	3,020	658
Total current liabilities	11,498	11,147
Long-term liabilities
Long-term debt	106,978	150,140
Deferred charter revenue	1,250	0
Total liabilities	119,726	161,287
Commitments and contingencies
Equity
Share capital (24,437,000 shares outstanding, par value $0.01, 2011: 24,425,699)	244	244
Additional paid in capital	131,766	131,256
Contributed capital surplus	149,700	179,019
Retained (deficit) earnings	(4,016)	49,413
Total equity	277,694	359,932
Total liabilities and equity	$ 397,420	$ 521,219

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity
Par value of shares	$ 0.01	$ 0.01
Share capital, shares outstanding (in shares)	24,437,000	24,425,699	24,425,699	17,100,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (53,429)	$ 32,652	$ 38,557
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	20,485	22,759	19,567
Amortization of deferred charges	879	599	652
Net loss on sale of vessels	13,088	0	0
Impairment loss on vessels	41,597	0	0
Amotization of time charter contract value	2,303	845	152
Increase (decrease) in restricted stock for cashflow	906	230	0
Provision for doubtful Accounts	10,155	1,700	0
Changes in operating assets and liabilities:
Trade accounts receivable	(4,536)	(7,413)	2,428
Related party balances	(319)	388	(69)
Other receivables	983	(2,485)	(527)
Inventories, net of disposals	1,535	(2,299)	1,675
Voyages in progress	931	(931)	2,679
Prepaid expenses and accrued income	1,952	(1,955)	(197)
Trade accounts payable	(943)	(1,811)	202
Accrued expenses	(2,400)	1,000	(2,522)
Deferred charter revenue	3,612	(672)	(126)
Net cash provided by operating activities	36,799	42,607	62,471
Investing activities
Changes in restricted cash	0	0	(5,000)
Additions to newbuildings	0	0	(3,600)
Purchase of vessels	0	0	(94,000)
Proceeds from sale of vessels	66,993	0	0
Net cash provided by (used in) investing activities	66,993	0	(102,600)
Financing activities
Proceeds from long-term debt	0	0	205,740
Repayments of long-term Debt	(42,062)	(3,600)	(168,880)
Debt fees paid	0	(79)	(2,061)
Net proceeds from share issuance	0	0	87,602
Distributions to shareholders	(29,319)	(48,851)	(33,465)
Net cash (used in) provided by financing activities	(71,381)	(52,530)	88,936
Net increase (decrease) in cash and cash equivalents	32,411	(9,923)	48,807
Cash and cash equivalents at beginning of year	46,848	56,771	7,964
Cash and cash equivalents at end of year	79,259	46,848	56,771
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	$ 4,477	$ 4,287	$ 3,598

Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of year at Dec. 31, 2009		$ 171	$ 0	$ 179,019	$ 60,520
Balance at beginning of year (in shares) at Dec. 31, 2009	17,100,000
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	7,325,699
Shares issued		73	131,026
Restricted stock unit expense	0		0
Net (loss) income	38,557				38,557
Distributions to shareholders				0	(33,465)
Balance at end of year at Dec. 31, 2010	375,901	244	131,026	179,019	65,612
Balance at end of year (in shares) at Dec. 31, 2010	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	0
Shares issued		0	0
Restricted stock unit expense	230		230
Net (loss) income	32,652				32,652
Distributions to shareholders				0	(48,851)
Balance at end of year at Dec. 31, 2011	359,932	244	131,256	179,019	49,413
Balance at end of year (in shares) at Dec. 31, 2011	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	11,301
Shares issued		0	0
Restricted stock unit expense	906		510
Net (loss) income	(53,429)				(53,429)
Distributions to shareholders				(29,319)	0
Balance at end of year at Dec. 31, 2012	$ 277,694	$ 244	$ 131,766	$ 149,700	$ (4,016)
Balance at end of year (in shares) at Dec. 31, 2012	24,437,000

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
DESCRIPTION OF BUSINESS
1.    DESCRIPTION OF BUSINESS

Knightsbridge Tankers Limited (the "Company") was incorporated in Bermuda in September 1996 and was originally founded for the purpose of owning and operating an initial fleet of five very large crude carriers, or VLCCs. In December 2007, one of these vessels was sold and the Company subsequently expanded the scope of its activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. The Company's shares are listed on the NASDAQ Global Select Market under the symbol "VLCCF."

The Company's tankers and dry bulk carriers are managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd., or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol "FRO," and by Golden Ocean Management (Bermuda) Ltd., or the Dry bulk Manager, a wholly-owned subsidiary of Golden Ocean Group Limited, a Bermuda based dry bulk shipping company whose shares are listed on the Oslo Stock Exchange and the Singapore Stock Exchange under the symbol "GOGL." In addition, the General Manager provides us with general administrative and technical services.

Effective July 1, 2011, the daily gross hire rate per the Golden Zhejiang time charter was reduced from $29,900 to $19,900 for a period of one year and the amount of lost revenues resulting from this reduction of $3.66 million were expected to be recovered in the period from July 1, 2012 to September 2, 2014 in accordance with a signed charter party amendment, by payment of an additional charter hire amount of $4,581 per day in addition to the $29,900 per day. As such, there was no change in the total expected charter hire or the total expected charter hire divided by the number of days remaining. The Company did not believe that the reduction and deferral of charter hire had an impact on the fixed and determinable criteria for revenue recognition as the changes were documented in a signed agreement and there were no change to the period over which payments were made, which remains as the period the vessel is being used. Accordingly, the Company accounted for the change in the charter agreement by amortizing the total expected charter hire payments on a straight line basis from July 1, 2011 over the remaining period of the charter party. In July 2012, the charterer of the Golden Zhejiang, Hong Xiang Shipping Holding (Hong Kong) Co Limited, redelivered the vessel before the final maturity of the charter, and the vessel operated in the spot market until September 2012.

Following the sale of three VLCCs during 2012, the Company owns four Capesize dry bulk vessels and one VLCC. Each of the Capesize dry bulk vessels were operating on time charters as of December 31, 2012: (i) on time charter that expired in January 2013 and the vessel then commenced a time charter for a minimum period of 11 months and a maximum period of 13 months at a market index based daily rate: (ii) on time charter until August 2014 at a rate of $46,412 per day less 2.5% commission. The rate was reduced from $52,670 in March 2012 after renegotiations with the charterer: (iii) on time charter until April 2013 earning a rate of $7,350 per day less 6.5% commission: and (iv) on time charter until October 2013 earning a rate of $9,500 per day less 6.25% commission. The VLCC was unfixed as of December 31, 2012 and was being marketed for sale.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of Knightsbridge Tankers Limited and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Amounts included in the consolidated statement of operations for the years ended December 31, 2011 and 2010 have been reclassified in order to conform to the 2012 presentation resulting from discontinued operations.

The change in trade accounts receivable, net in the consolidated statement of cash flows for the year ended December 31, 2011 has been expanded to present the change in the provision for doubtful accounts in order to conform to the 2012 presentation.

The Company has revised the classification of its restricted cash balance of $15.0 million as of December 31, 2011 to appropriately present this balance as a non current asset, with a corresponding decrease in total current assets of the same amount. Such revision, in the opinion of management, is not material to the prior period financial statements.

Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and has presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC meets the criteria for held for sale at December 31, 2012.

Vessel held for sale
The Company records a vessel as held for sale when it determines that management, having the authority, commits to a plan to sell the vessel, which is available for immediate sale in its present condition, the vessel is being marketed for sale at a price that is reasonable in relation to its fair value, it is unlikely that there will be significant changes in the plan and a sale is expected within one year.

Reporting currency
The functional currency of the Company and all of its subsidiaries is the United States dollar as all revenues are received in United States dollars and a majority of the Company's expenditures are made in United States dollars. The Company and its subsidiaries report in United States dollars.

Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Leases
The charters for the Company's vessels are classified as operating leases for all periods presented.

Cash and cash equivalents
All demand and time deposits and highly liquid, low risk investments with maturities of three months or less at the date of purchase are considered equivalent to cash.

Restricted cash
Restricted cash is the minimum balance that must be maintained at all times in accordance with our loan agreements with DnB and Nordea.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Inventories
Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.

Vessels and depreciation
Vessels are stated at cost less accumulated deprecation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Earnings per share
Earnings per share is based on net income and the weighted average number of common shares outstanding for the period presented. Diluted earnings per share is based on net income and the weighted average number of shares outstanding is adjusted to include the restricted stock units based on the treasury stock method.

Vessel impairment
The Company's vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. This assessment is made at the individual vessel level as separately identifiable cash flow information for each vessel is available. The company assesses recoverability of the carrying value of the vessel by estimating the future net cash flows expected to result from the vessel, including eventual disposal. The carrying value of a time charter contract that was acquired with one of the vessels is included in the assessment. If the future net undiscounted cash flows are less then the carrying value of the vessel, an impairment charge is recognized based on the difference between carrying value and fair value.

Fair value is typically established using an average of three independent valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Stock-based compensation
The Company accounts for the restricted stock units ("RSUs") issued to the directors using the equity method and amortizes the fair value of the RSUs over the vesting period. The Company accounts for the RSUs issued to the management companies using the liability method.

The fair value of an equity instrument issued to a nonemployee is measured by using the stock price and other measurement assumptions as of the date at which either (i) a commitment for performance by the counterparty has been reached; or (ii) the counterparty's performance is complete. This criterion is not considered to be met in the absence of considerable evidence, and liability accounting is applied with a re-measurement at each period end date. The Company has obtained a right to receive future services in exchange for unvested, forfeitable equity instruments, and the fair value of the equity instruments does not create equity until the future services are received (i.e. the instruments are not considered issued until they vest).

Other comprehensive income
The Company has no other comprehensive income.

NEWLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
NEWLY ISSUED ACCOUNTING STANDARDS
3.  NEWLY ISSUED ACCOUNTING STANDARDS

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's consolidated financial statements and the new disclosure requirements are in Note 16 "Financial Instruments".

ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU gives an entity the option in its annual goodwill impairment test to first assess revised qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. There is no impact on the Company as a result of this guidance.

ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This ASU addresses implementation issues about the scope of ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU seeks to improve the reporting of reclassifications out of accumulated other comprehensive income. An entity is required to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S GAAP that provide additional detail about those amounts. The requirement of this update is to ensure that this information is presented in one place, rather than in different places throughout the financial statements as it is currently. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. This guidance does is not expected to have a material impact on the Company's consolidated financial statements.

TAXATION	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXATION
4.   TAXATION

The Company is incorporated in Bermuda. Under current Bermuda law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until March 31, 2035. Based upon review of applicable laws and regulations, and after consultation with counsel, the Company does not believe it is subject to material income taxes in any jurisdiction.

DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
5. DISCONTINUED OPERATIONS

The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard for the purpose of discontinued operations as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and has presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC meets the criteria for held for sale at December 31, 2012.

In August 2012, the VLCC Hampstead was sold to an unrelated third party, but the sale was not completed due to the buyer's default, and we retained the deposit received in the amount of $2.43 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million. In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel is classified as held for sale at December 31, 2012.

Amounts recorded in respect of discontinued operations in each of the years ended December 31, 2012, 2011 and 2010, respectively, are as follows;

(in thousands of $)	2012	2011	2010
Carrying value of vessels disposed of in 2012	107,027	113,527	122,301
Carrying value of vessel held for sale at December 31, 2012	21,523	37,804	40,710

Per Statement of Operations;
Operating revenues	24,513	39,020	55,072
Net loss on sale of vessels	(13,088)	—	—
Impairment loss on vessels	(41,597)	—	—
Net (loss) income	(59,311)	5,594	18,412

The impairment loss of $41.6 million in the year ended December 31, 2012 relates to three VLCCs (see Note 8).The net loss on sale of vessels of $13.1 million in the year ended December 31, 2012 primarily relates to one VLCC, which was not impaired.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
6.   SEGMENT INFORMATION

The Company and the chief operating decision maker ("CODM") measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and the Company has only one reportable segment.

The Company's vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful. The Company has operated in two markets from 2009 through 2012; the tanker and dry bulk carrier markets as an international provider of seaborne transportation of crude oil and dry bulk cargoes. Following the sale of three VLCCs during 2012 and the balance sheet classification of the fourth as 'held for sale', the results of the four VLCCs, which operated in the tanker market, have been recorded as discontinued operations. An analysis of revenues from continuing operations is as follows:

(in thousands of $)	2012	2011	2010
Total operating revenues – dry bulk carrier market	37,315	55,497	40,825

Revenues from three customers in the year ended December 31, 2012 each accounted for 10 percent or more of the Company's consolidated revenues from discontinued and continuing operations, in the amount of $17.4 million, $11.6 million and $5.1 million, respectively. Revenues from six customers in the year ended December 31, 2011 each accounted for 10 percent or more of the Company's consolidated revenues from discontinued and continuing operations, in the amount of $19.2 million, $16.1 million, $14.7 million, $11.6 million, $11.6 million and $10.0 million, respectively. Revenues from three customers in the year ended December 31, 2010 each accounted for 10 percent or more of the Company's consolidation revenues from discontinued and continuing operations, in the amount of $28.0 million, $19.1 million and $14.6 million, respectively.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
   EARNINGS PER SHARE

The computation of basic earnings per share is based on net income and the weighted average number of shares outstanding during the year. The computation of diluted earnings per share is based on net income and the weighted average number of shares outstanding to include the restricted stock units based on the treasury stock method.

The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

(in thousands of $)	2012	2011	2010
Net income from continuing operations	5,882	27,058	20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	(53,429)	32,652	38,557

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Weighted average number of shares outstanding - basic	24,432	24,426	19,120
Impact of restricted stock units	133	152	—
Weighted average number of shares outstanding - diluted	24,565	24,578	19,120

IMPAIRMENT OF LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
IMPAIRMENT OF LONG TERM ASSETS
8. IMPAIRMENT OF LONG TERM ASSETS

The Company recorded impairment losses on vessels of $41.6 million, nil and nil for the years ended December 31, 2012, 2011 and 2010 respectively. The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels may not be recoverable. During the third quarter of 2012, three VLCCs were identified as being impaired as it was believed that the undiscounted future cash flows for each vessel were less than the carrying value and, therefore, non recoverable. The loss recorded is equal to the difference between the carrying value and estimated fair value of the vessels. Two of the vessels were sold during the fourth quarter and the remaining vessel is classified as held for sale at December 31, 2012. The impairment loss in 2012 is included in discontinued operations.

LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
9.   LEASES

The minimum future revenues to be received on time charters, which are accounted for as operating leases as of December 31, 2012 are as follows. These minimum future revenues exclude payments that are based on market rates and indices.

(in thousands of $)
Year ending December 31,
2013	20,742
2014	11,185
2015	—
2016	—
2017	—
Thereafter	—
31,927

As of December 31, 2012, four of the Company's vessels were leased out to third parties on time charters for remaining periods ranging from less than one year to two years and are classed as operating leases.

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2012 were $305.6 million and $31.8 million, respectively, and at December 31, 2011 were $569.9 million and $171.5 million, respectively.

TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
10.   TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are stated net of a provision for doubtful accounts. Movements in the provision for doubtful accounts in the three years ended December 31, 2012 maybe summarized as follows;

(in thousands of $)	Provision for doubtful accounts
Balance at December 31, 2009	226
Additions charged to income	—
Deductions credited to income	—
Balance at December 31, 2010	226
Additions charged to income	1,700
Deductions credited to income	—
Balance at December 31, 2011	1,926
Additions charged to income	10,634
Deductions credited to income	(479)
Balance at December 31, 2012	12,081

The provision for doubtful accounts at December 31, 2012 of $12.1 million primarily relates to three charterers and all of the related charters were terminated during 2012. $7.2 million of the provision relates to the VLCCs, which are recorded as discontinued operations, and $4.9 million of the provision relates to the Capesize vessels. Refer also to Note 23.

VESSELS	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
VESSELS
11.   VESSELS

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2009	523,689	(179,291)	344,398
Purchase of vessels	134,201	—
Depreciation	—	(19,567)
Balance at December 31, 2010	657,890	(198,858)	459,032
Depreciation	—	(22,759)
Balance at December 31, 2011	657,890	(221,617)	436,273
Transfer to Vessel to held for sale	(74,455)	52,932
Disposal of vessels	(236,257)	157,415
Impairment loss	(41,597)	—
Depreciation	—	(20,485)
Balance at December 31, 2012	305,581	(31,755)	273,826

In 2010, the Company purchased two 2010-built Capesize dry bulk carriers with existing time charters at a cost of $134.2 million, excluding the value of the time charters.

In August 2012, the VLCC Hampstead was sold to an unrelated third party, but the sale was not completed due to the buyer's default, and we retained the deposit received in the amount of $2.43 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million. In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel is classified as held for sale at December 31, 2012.

At December 31, 2012, the Company owned four Capesize and one VLCC, which was classified as Vessel held for sale.

Total depreciation expense was $20.5 million, $22.8 million and $19.6 million in the years ended December 31, 2012, 2011 and 2010, respectively. These amounts include depreciation for the VLCCs of $9.4 million, $11.7 million and $11.7 million in the years ended December 31, 2012, 2011 and 2010, respectively, which are recorded in discontinued operations.

VESSEL HELD FOR SALE	12 Months Ended
Dec. 31, 2012
VESSEL HELD FOR SALE [Abstract]
VESSEL HELD FOR SALE	12. VESSEL HELD FOR SALE The balance at December 31, 2012 represents the VLCC Mayfair.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred charges [Abstract]
DEFERRED CHARGES
13.   DEFERRED CHARGES

(in thousands of $)	2012	2011
Capitalized financing fees and expenses	3,405	3,414
Accumulated amortization	(2,183)	(1,304)
	1,222	2,110

During the years ended December 31, 2012, 2011 and 2010, $0.3 million, $0.0 million and $0.0 million, respectively, was charged against income as a result of early loan repayments.

OTHER LONG TERM ASSETS	12 Months Ended
Dec. 31, 2012
Other long term assets [Abstract]
OTHER LONG TERM ASSETS
14.   OTHER LONG TERM ASSETS

The balance at December 31, 2011, represents the unamortized portion of the time charter taken over upon the acquisition of the Golden Zhejiang, which was being amortized over the period of the time charter on a straight line basis. This balance was charged against income in the year ended December 31, 2012 as a result of the termination of the charter in July 2012.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES	15. ACCRUED EXPENSES

(in thousands of $)	2012	2011
Voyage expenses	117	2,315
Ship operating expenses	1,090	1,329
Administrative expenses	981	295
Interest expense	313	575
	2,501	4,514

DEFERRED CHARTER REVENUE	12 Months Ended
Dec. 31, 2012
Deferred Charter Revenue [Abstract]
DEFERRED CHARTER REVENUE
16.   DEFERRED CHARTER REVENUE

In March 2012, the Company agreed an amendment to the time charter for the Capesize vessel Belgravia whereby $5.0 million was paid in advance by the charterer and $95,000 was to be deducted by the charterer from each future hire payment, which are each payable 15 days in advance, until $5.7 million was deducted in total. The Company accounted for this by calculating the total expected charter hire payments at the date of change and recording this expected revenue over the remaining term of the charter party to August 2014 on a straight line basis. The $5.0 million prepayment was recorded as a liability and is being amortized over the remaining term of the charter party on a straight line basis. As of December 31, 2012, $2.0 million (2011: nil) and $1.3 million (2011: nil) are recorded in short term and long term liabilities, respectively, in respect of the unamortized balance of the $5.0 million prepayment. As of December 31, 2012, $1.0 million (2011:$0.7 million) is recorded in short term liabilities in respect of income received in advance on other charters.

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
17.   DEBT

(in thousands of $)	2012	2011
U.S. dollar denominated floating rate debt:
-$58.24 Million Loan	12,392	53,740
-$175 Million Loan	99,286	100,000
Total debt	111,678	153,740
Less: current portion	(4,700)	(3,600)
	106,978	150,140

The average interest rate for the floating rate debt was 2.93% for the year ended December 31, 2012 and 2.76% for the year ended December 31, 2011.

$140 Million Loan
In March 2004, the Company refinanced a prior debt facility with a $140.0 million credit facility in the form of five tranches of $28.0 million, each in respect of a VLCC in the fleet at the time (including all VLCC vessels in the current fleet). one tranche was repaid upon the sale of the related vessel in 2007. The credit facility was secured by, among other things, a mortgage on each VLCC and an assignment of any charter in respect of that VLCC. The facility was repayable over seven years. The credit facility bore interest at LIBOR plus a margin was repaid in full in July 2010.

$60 Million Loan
In August 2009, the Company entered into a four year term loan facility agreement consisting of two tranches of $30.0 million each. In August 2009, the Company drew down $30.0 million and in October 2009, the Company drew down the second tranche of $30.0 million. The loans were secured by, among other things, a mortgage on two Capesize vessels and an assignment of any charters in respect to those vessels. The $60 Million Loan bore interest at LIBOR plus a margin and was repaid in in full December 2010.

$105 Million Loan ($60 Million Loan extension)
In July 2010, the $60 million Loan was increased and extended to $105 million. The Company drew down $47.5 million and the $105 million facility was repaid in full in December 2010.

$58.24 Million Loan
In July 2010, the Company entered into a $58.24 million credit facility consisting of four tranches of $14.56 million each in respect of each VLCC in the fleet. Repayments are made on a quarterly basis with a balloon payment at the final maturity date in June 2015. As of December 31, 2012, the outstanding balance was $12.4 million as a result of loan repayments of $41.3 million due to the sale of three VLCCs. The loan bears interest at LIBOR plus a margin. The loan is secured by, among other things, a first priority mortgage on the applicable vessel. The remaining outstanding balance on this facility has been repaid in the second quarter of 2013 upon the sale of the VLCC Mayfair.

$175 Million Loan
In December 2010, the Company refinanced the $105 million loan facility and entered into a $175 million credit facility consisting of four tranches of $25.0 million each in respect of each Capesize vessel and a revolving debt facility of $75 million. The loan is repayable in May 2015. As of December 31, 2012, the outstanding balance was $99.3 million. The loan bears interest at LIBOR plus a margin. The revolving debt facility of $75 million was available for vessel acquisitions but undrawn at December 31, 2012. The loan is secured by, among other things, a first priority mortgage on the applicable vessel.

The Company's loan agreements contain loan-to-value clauses, which could require the Company, at its option, to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements include certain financial covenants including the requirement to maintain a certain level of free cash and failure to comply with any of the covenants in the loan agreements could result in a default under those agreements and under other agreements containing cross-default provisions. The Company was in compliance with all of the financial and other covenants contained in the Company's loan agreements as of December 31, 2012.

In addition, pursuant to the Company's $58.24 million and $175 million credit facilities, none of its vessel owning subsidiaries may sell, transfer or otherwise dispose of their interests in the vessels they own without the prior written consent of the     applicable lenders unless, in the case of a vessel sale, the outstanding borrowings under the credit facility applicable to that vessel are repaid in full.

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,700
2014	890
2015	106,088
2016	—
2017	—
Thereafter	—
111,678

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
18.  SHARE CAPITAL

Authorized share capital:
(in thousands of $ except per share amount)	2012	2011
50 million common shares of $0.01 each	500	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2012	2011
24,437,000 common shares of $0.01 par value (2011: 24,425,699 shares)	244	244

In May 2012, 11,301 common shares were issued as partial settlement of the first tranche of the RSUs granted in December 2010, which vested in December 2011.

RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Abstract]
RESTICTED STOCK UNITS
19.   RESTRICTED STOCK UNITS

In September 2010, the Board of Directors approved the adoption of an Equity Incentive Plan (the "Plan") and reserved 800,000 common shares of the Company for issuance pursuant to the Plan. The Plan permits RSUs to be granted to directors, officers, employees of the Company and its subsidiaries, affiliates, consultants and service providers. The RSUs will vest over 3 years at a rate of 1/3 of the number of RSUs granted on each annual anniversary of the date of grant, subject to the participant continuing to provide services to the Company from the grant date through the applicable vesting date.

Payment upon vesting of RSUs may be in cash, in shares of common stock or a combination of both as determined by the Board of Directors. They must be valued in an amount equal to the fair market value of a share of common stock on the date of vesting. The participant shall receive a 'cash distribution equivalent right' with respect to each RSU entitling the participant to receive amounts equal to the ordinary dividends that would be paid during the time the RSU is outstanding and unvested on the shares of common stock underlying the RSU as if such shares were outstanding from the date of grant through the applicable vesting date of the RSU.  Such payments shall be paid to the participant at the same time at which the RSUs vesting event occurs, conditioned upon the occurrence of the vesting event.

The following table summarizes restricted stock unit transactions in the years ended December 31, 2012, 2011 and 2010:

	Number of units
	Directors	Management companies	Total	Fair value
Granted	29,571	29,572	59,143	$22.23
Units outstanding as of December 31, 2010	29,571	29,572	59,143	$22.27
Granted	46,593	46,596	93,189	$13.95
Units outstanding as of December 31, 2011	76,164	76,168	152,332	$13.67
Settled	(9,857)	(9,857)	(19,714)	$13.63
Units outstanding as of December 31, 2012	66,307	66,311	132,618	$5.25

The RSU expense for the years ended December 31, 2012, 2011 and 2010 was $1 million, $0.2 million and $0.0 million respectively.

In May 2012, the Company issued 11,301 common shares and paid $159,763 to members of the Board of Directors and to the General Manager and the Dry bulk Manager in settlement of the first tranche of the RSUs granted in December 2010, which vested on December 29, 2011.

In January 2013, the Company issued 35,061 common shares and paid $181,610 to members of the Board of Directors and to the General Manger and the Dry Bulk Manager in settlement of the first and second tranches of the RSUs granted in December 2011 and December 2010, respectively, that vested on December 29, 2012.

On January 24, 2013, the Board of Directors granted a total of 94,476 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies. These RSUs will vest over 3 years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

These settlements represents 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.

FINANCIAL iNSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
20.   FINANCIAL INSTRUMENTS

Interest rate risk management
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company does not hold or issue instruments for speculative or trading purposes. As at December 31, 2012, the Company is not party to any interest rate swaps to hedge interest rate exposure.

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in United States dollars, the functional currency of the Company. There is no significant risk that currency fluctuations will have a negative effect of the value of the Company's cash flows.

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	79,259	79,259	46,848	46,848
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	111,678	111,678	153,740	153,740

The carrying value of cash and cash equivalents, and restricted cash, is a reasonable estimate of fair value.

The estimated fair value for floating rate long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $41.6 million in 2012 in respect of three VLCCs. Two of these vessels were sold during 2012 and the third was classified as 'held for sale' at December 31, 2012. This vessel was measured at an estimated fair value of $21.5 million at December 31, 2012, which was determined using level two inputs being the average of three broker values for a vessel of a similar age and type to be sold as a trading vessel less estimated selling costs. The sale of this vessel as a trading vessel was considered the principal market as of December 31, 2012.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, DnB and Nordea Bank Norge ASA. The Company does not require collateral or other security to support financial instruments subject to credit risk.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
21.   RELATED PARTY TRANSACTIONS

In July and October 2010, the Company purchased two 2010-built Capesize dry bulk carriers, Golden Future and Golden Zhejiang, from Golden Ocean. Golden Future was purchased for $47.0 million in cash and 1,464,515 shares with a value of $25.0 million. Golden Zhejiang was purchased for $47.0 million in cash and 973,684 shares with a value of $18.5 million. Both vessels were acquired with an existing time charter and $3.3 million of the purchase price for the Golden Zhejiang has been attributed to the value of the time charter.

Management fees, which represent a commission of 1.25% of gross freight earned by the dry bulk carriers, of $0.5 million were invoiced by Golden Ocean and paid by the Company during each of 2011 and 2010. As of December 31, 2011, $0.3 million was payable to Golden Ocean. At December 31, 2010, $69,000 was due from Golden Ocean. On December 22, 2011 and December 29, 2010, 23,298 and 14,786 RSUs, respectively, were issued to Golden Ocean Management (Bermuda) Limited, a wholly-owned subsidiary of Golden Ocean.

In March 2012, Golden Ocean sold its entire holding of shares in the Company and Golden Ocean is no longer considered to be a related party.

MANAGEMENT OF COMPANY	12 Months Ended
Dec. 31, 2012
Management of Company [Abstract]
MANAGEMENT OF COMPANY
22.   MANAGEMENT OF COMPANY

On February 12, 1997, the Company entered into a management agreement with the General Manager under which the General Manager provided certain administrative, management and advisory services to the Company for an amount of $750,000 per year.

Effective February 2004, the Company entered into an amendment to the agreement with the General Manager. The management fee was amended to $630,000 per year, in addition to a commission of 1.25% on gross freight revenues. Pursuant to the terms of the amendment, the Company became responsible for paying its own administrative expenses. In February 2006, the management fee was increased to $1,150,000 per annum. On August 12, 2010, the Company entered into an Amended and Restated Management Agreement, which increased the management fee to $2,315,000 per annum effective January 1, 2010.

On June 25, 2010, the Company entered into a commercial management agreement with the Dry bulk Manager, under which the Dry bulk Manager provides administrative and commercial expertise relating to the Company's dry bulk vessels. The Dry bulk Manager will receive 1.25% on gross freight revenues earned by the dry bulk vessels.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
23.   COMMITMENTS AND CONTINGENCIES

The General Manager insures the legal liability risks for the Company's shipping activities with Assuranceforeningen SKULD and Assuranceforeningen Gard Gjensidig, both mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which result in additional calls on the members.

The Company has claims for unpaid charter hire owed by (i) Hong Xiang with respect to its time charter of the the Golden Zhejiang, (ii) Sanko with respect to its time charter of the Battersea, and (iii) Titan Petrochemicals Limited with respect to its bare boat charters of the Titan Venus and Mayfair. The Company is also seeking recovery of damages for the remaining periods of these charter contracts. The aggregate amount of these claims is approximately $76 million. The Company is unable to predict the outcome of these cases at this time.

Except as described above, to the best of the Company's knowledge, there are no legal or arbitration proceedings existing or pending which have had or may have significant effects on the Company's financial position or profitability and no such proceedings are pending or known to be contemplated.

SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2012
Supplemental information [Abstract]
Additional Financial Information Disclosure [Text Block]
24.   SUPPLEMENTAL INFORMATION

There were no non-cash investing and financing activities in the years ended December 31, 2012 and 2011.

In July and October 2010, the Company purchased two 2010-built Capesize dry bulk carriers, Golden Future and Golden Zhejiang, from Golden Ocean. Golden Future was purchased for $47.0 million in cash and 1,464,515 shares worth $25.0 million. Golden Zhejiang was purchased for $47.0 million in cash and 973,684 shares worth $18.5 million.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.   SUBSEQUENT EVENTS

On January 4, 2013, the Golden Future was redelivered from its time charter. The vessel then commenced a time charter for a minimum period of 11 months and a maximum period of 13 months at a market index based daily rate.

In January 2013, the Company issued 35,061 common shares and paid $181,610 to members of the Board of Directors and to the General Manager and the Dry Bulk Manager in settlement of the first and second tranches of the RSUs granted in December 2012 and December 2011, respectively, that vested on December 29, 2012. No amounts have been recorded in 2012 as the terms of settlement were not agreed as of December 31, 2012.

On January 24, 2013, the Board of Directors granted a total of 94,476 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies. These RSUs will vest over 3 years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

On February 5, 2013, the Board of Directors declared a cash distribution of $0.175 per share. The record date was February 20, 2013, the ex cash distribution was February 15, 2013 and the cash distribution was paid on March 6, 2013.

In March 2013, the Company agreed the sale of its final VLCC (the Mayfair) for scrap with expected delivery in the second quarter of 2013. The Company expects to record a loss of approximately $5.3 million in the first quarter of 2013.

In March 2013, the Company concluded two newbuilding contracts for 182,000 dwt Capesize bulk carriers with Japan Marine United Corporation ("JMU") in Japan. The design provided by JMU represents the next generation Capesize bulk carriers with the latest technology available in order to secure fuel efficiency. The vessels are expected to be delivered to us during 2015. As of the date of this annual report, we have paid $15.4 million in installments and have purchase commitments of $87.0 million relating to our two Capesize newbuilding contracts with expected payments of $5.1 million and $81.9 million in 2014 and 2015, respectively.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the assets and liabilities of Knightsbridge Tankers Limited and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Amounts included in the consolidated statement of operations for the years ended December 31, 2011 and 2010 have been reclassified in order to conform to the 2012 presentation resulting from discontinued operations.

The change in trade accounts receivable, net in the consolidated statement of cash flows for the year ended December 31, 2011 has been expanded to present the change in the provision for doubtful accounts in order to conform to the 2012 presentation

Discontinued operations
Discontinued operations
The Company has determined that an individual vessel within a vessel class is not a component as defined by the accounting standard as the Company does not believe that the operations of an individual vessel within a vessel class can be clearly distinguished. Generally, the Company believes that all of the vessels in a vessel class represent a component as defined for the purpose of discontinued operations and has presented the operations of the VLCCs as discontinued operations since three of those vessels were sold during 2012 and the remaining VLCC meets the criteria for held for sale at December 31, 2012.

Vessel held for sale
Vessel held for sale
The Company records a vessel as held for sale when it determines that management, having the authority, commits to a plan to sell the vessel, which is available for immediate sale in its present condition, the vessel is being marketed for sale at a price that is reasonable in relation to its fair value, it is unlikely that there will be significant changes in the plan and a sale is expected within one year.

Foreign currencies
Reporting currency
The functional currency of the Company and all of its subsidiaries is the United States dollar as all revenues are received in United States dollars and a majority of the Company's expenditures are made in United States dollars. The Company and its subsidiaries report in United States dollars.
Foreign currency
Transactions in foreign currencies during the year are translated into United States dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accruals basis. Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Leases	Leases The charters for the Company's vessels are classified as operating leases for all periods presented.
Cash and cash equivalents	Cash and cash equivalents All demand and time deposits and highly liquid, low risk investments with maturities of three months or less at the date of purchase are considered equivalent to cash.
Restricted cash and investments	Restricted cash Restricted cash is the minimum balance that must be maintained at all times in accordance with our loan agreements with DnB and Nordea.
Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Inventories	Inventories Inventories, which are comprised principally of fuel and lubricating oils, are stated at the lower of cost and market value. Cost is determined on a first-in, first-out basis.
Vessels and equipment
Vessels and depreciation
Vessels are stated at cost less accumulated deprecation. Depreciation is calculated based on cost less estimated residual value, using the straight-line method, over the useful life of each vessel. The useful life of each vessel is deemed to be 25 years. The residual value is calculated by multiplying the lightweight tonnage of the vessel by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the 10 year average, up to the date of delivery of the vessel, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). Residual values are reviewed annually.

Deferred charges
Deferred charges
Loan costs, including debt arrangement fees, are capitalized and amortized on a straight-line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's consolidated statement of operations. Amortization of loan costs is included in interest expense.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Earnings per share
Earnings per share
Earnings per share is based on net income and the weighted average number of common shares outstanding for the period presented. Diluted earnings per share is based on net income and the weighted average number of shares outstanding is adjusted to include the restricted stock units based on the treasury stock method.

Impairment of long-lived assets
Vessel impairment
The Company's vessels are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel may not be recoverable. This assessment is made at the individual vessel level as separately identifiable cash flow information for each vessel is available. The company assesses recoverability of the carrying value of the vessel by estimating the future net cash flows expected to result from the vessel, including eventual disposal. The carrying value of a time charter contract that was acquired with one of the vessels is included in the assessment. If the future net undiscounted cash flows are less then the carrying value of the vessel, an impairment charge is recognized based on the difference between carrying value and fair value.

Fair value is typically established using an average of three independent valuations. In addition, vessels to be disposed of by sale are reported at the lower of their carrying amount or fair value less estimated costs to sell.

Distributions to shareholders
Distributions to shareholders
Distributions to shareholders are applied first to retained earnings. When retained earnings are not sufficient, distributions are applied to the contributed capital surplus account.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Share-based payments
Stock-based compensation
The Company accounts for the restricted stock units ("RSUs") issued to the directors using the equity method and amortizes the fair value of the RSUs over the vesting period. The Company accounts for the RSUs issued to the management companies using the liability method.

The fair value of an equity instrument issued to a nonemployee is measured by using the stock price and other measurement assumptions as of the date at which either (i) a commitment for performance by the counterparty has been reached; or (ii) the counterparty's performance is complete. This criterion is not considered to be met in the absence of considerable evidence, and liability accounting is applied with a re-measurement at each period end date. The Company has obtained a right to receive future services in exchange for unvested, forfeitable equity instruments, and the fair value of the equity instruments does not create equity until the future services are received (i.e. the instruments are not considered issued until they vest).

Comprehensive income	omprehensive income The Company has no other comprehensive income.

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
Amounts recorded in respect of discontinued operations in each of the years ended December 31, 2012, 2011 and 2010, respectively, are as follows;

(in thousands of $)	2012	2011	2010
Carrying value of vessels disposed of in 2012	107,027	113,527	122,301
Carrying value of vessel held for sale at December 31, 2012	21,523	37,804	40,710

Per Statement of Operations;
Operating revenues	24,513	39,020	55,072
Net loss on sale of vessels	(13,088)	—	—
Impairment loss on vessels	(41,597)	—	—
Net (loss) income	(59,311)	5,594	18,412

SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Revenues by market	An analysis of revenues from continuing operations is as follows:

(in thousands of $)	2012	2011	2010
Total operating revenues – dry bulk carrier market	37,315	55,497	40,825

EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The components of the numerator for the calculation of basic EPS and diluted EPS for net income from continuing operations, net (loss) income from discontinued operations and net (loss) income are as follows:

(in thousands of $)	2012	2011	2010
Net income from continuing operations	5,882	27,058	20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	(53,429)	32,652	38,557

Schedule of Earnings Per Share, Basic and Diluted
The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

(in thousands)	2012	2011	2010
Weighted average number of shares outstanding - basic	24,432	24,426	19,120
Impact of restricted stock units	133	152	—
Weighted average number of shares outstanding - diluted	24,565	24,578	19,120

LEASES (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future minimum rental payments
The minimum future revenues to be received on time charters, which are accounted for as operating leases as of December 31, 2012 are as follows. These minimum future revenues exclude payments that are based on market rates and indices.

(in thousands of $)
Year ending December 31,
2013	20,742
2014	11,185
2015	—
2016	—
2017	—
Thereafter	—
31,927

TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of changes in allowance for doubtful accounts [Abstract]
Schedule of Changes in Allowance For Doubtful Accounts
Movements in the provision for doubtful accounts in the three years ended December 31, 2012 maybe summarized as follows;

(in thousands of $)	Provision for doubtful accounts
Balance at December 31, 2009	226
Additions charged to income	—
Deductions credited to income	—
Balance at December 31, 2010	226
Additions charged to income	1,700
Deductions credited to income	—
Balance at December 31, 2011	1,926
Additions charged to income	10,634
Deductions credited to income	(479)
Balance at December 31, 2012	12,081

The provision for doubtful accounts at December 31, 2012 of $12.1 million primarily relates to three charterers and all of the related charters were terminated during 2012. $7.2 million of the provision relates to the VLCCs, which are recorded as discontinued operations, and $4.9 million of the provision relates to the Capesize vessels. Refer also to Note 23.

VESSELS (Table)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2009	523,689	(179,291)	344,398
Purchase of vessels	134,201	—
Depreciation	—	(19,567)
Balance at December 31, 2010	657,890	(198,858)	459,032
Depreciation	—	(22,759)
Balance at December 31, 2011	657,890	(221,617)	436,273
Transfer to Vessel to held for sale	(74,455)	52,932
Disposal of vessels	(236,257)	157,415
Impairment loss	(41,597)	—
Depreciation	—	(20,485)
Balance at December 31, 2012	305,581	(31,755)	273,826

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Charges

(in thousands of $)	2012	2011
Capitalized financing fees and expenses	3,405	3,414
Accumulated amortization	(2,183)	(1,304)
	1,222	2,110

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2012	2011
Voyage expenses	117	2,315
Ship operating expenses	1,090	1,329
Administrative expenses	981	295
Interest expense	313	575
	2,501	4,514

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2012	2011
U.S. dollar denominated floating rate debt:
-$58.24 Million Loan	12,392	53,740
-$175 Million Loan	99,286	100,000
Total debt	111,678	153,740
Less: current portion	(4,700)	(3,600)
	106,978	150,140

Debt repayment schedule	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,700
2014	890
2015	106,088
2016	—
2017	—
Thereafter	—
111,678

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2012	2011
50 million common shares of $0.01 each	500	500

Issued and fully paid share capital:
(in thousands of $ except per share amount)	2012	2011
24,437,000 common shares of $0.01 par value (2011: 24,425,699 shares)	244	244

RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table summarizes restricted stock unit transactions in the years ended December 31, 2012, 2011 and 2010:

	Number of units
	Directors	Management companies	Total	Fair value
Granted	29,571	29,572	59,143	$22.23
Units outstanding as of December 31, 2010	29,571	29,572	59,143	$22.27
Granted	46,593	46,596	93,189	$13.95
Units outstanding as of December 31, 2011	76,164	76,168	152,332	$13.67
Settled	(9,857)	(9,857)	(19,714)	$13.63
Units outstanding as of December 31, 2012	66,307	66,311	132,618	$5.25

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Statement of Financial Position [Abstract]
Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Cash and cash equivalents	79,259	79,259	46,848	46,848
Restricted cash	15,000	15,000	15,000	15,000
Floating rate debt	111,678	111,678	153,740	153,740

DESCRIPTION OF BUSNIESS (Details) (USD $)	12 Months Ended							26 Months Ended		12 Months Ended	29 Months Ended		12 Months Ended
	Dec. 31, 2012 vessel	Dec. 31, 2007 vessel	Dec. 31, 1996 vessel	Dec. 31, 2010 Golden Future and Golden Zhejiang [Member] vessel	Dec. 31, 2009 Battersea and Belgravia [Member] vessel	Dec. 31, 2012 Golden Zhejiang [Member]	Jun. 30, 2012 Golden Zhejiang [Member]	Sep. 14, 2014 Golden Zhejiang [Member]	Jul. 01, 2011 Golden Zhejiang [Member]	Dec. 31, 2012 Golden Future [Member]	Aug. 01, 2014 Belgravia [Member]	Mar. 02, 2012 Belgravia [Member]	Dec. 31, 2012 Battersea [Member]
Number of vessels in initial fleet			5
Number of vessels disposed of	3	1
Purchase of vessels				2	2
Time charter daily rates per day pre contract renegotiation									$ 29,900			$ 52,670
Time charter daily rates post contract renegotiation									19,900			46,412
Time charter revenue reduction resulting from renegotiation expected to be received in future period							3,660,000
Additional time charter daily rate to be charged								4,581
Vessels in fleet	4
Number of vessels held for sale at end of year	1
Time charter period minimum										11 months
Time charter period maximum										13 months
Broker commissions						6.50%					2.50%		6.25%
Time Charter daily rates						$ 7,350							$ 9,500

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 market vessel valuation	Dec. 31, 2007 vessel	Dec. 31, 2011	Oct. 27, 2010 vessel
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	25 years
Restricted cash and cash equivalents, noncurrent	$ 15,000		$ 15,000
Number of recycling markets	3
Average years used in market price scrap per ton calculation	10 years
Number of vessels acquired with time charter				1
Number of independent broker valuations	3
Number of vessels disposed of	3	1

TAXATION (Details)	279 Months Ended
Mar. 31, 2035
Income Tax Disclosure [Abstract]
Foreign Tax exemption expiration date	March 31, 2035

DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007 vessel
Carrying value of vessels disposed of in 2012	$ 107,027	$ 113,527	$ 122,301
Carrying value of vessel held for sale at December 31, 2012	21,523	37,804	40,710
Operating revenues	24,513	39,020	55,072
Net loss on sale of vessels	(13,088)	0	0
Impairment loss on vessels	(41,597)	0	0
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Number of vessels disposed of	3			1
Number of vessels impaired	3
VLCC Hampstead [Member]
Net loss on sale of vessels	(12,700)
Proceeds from failed sale	2,430
Proceeds from sale of vessels	22,200
Number of vessels disposed of, not impaired	1
VLCC Titan Venus [Member]
Impairment loss on vessels	(14,700)
Proceeds from sale of vessels	19,800
VLCC Kensington [Member]
Net loss on sale of vessels	(400)
Impairment loss on vessels	(13,500)
Proceeds from sale of vessels	22,500
VLCC Mayfair [Member]
Impairment loss on vessels	$ (13,400)

SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 market reportable_segment vessel customer	Dec. 31, 2011 customer	Dec. 31, 2010 customer
Revenue from External Customer [Line Items]
Total operating revenues	$ 37,315	$ 55,497	$ 40,825
Number of reportable segments	1
Number of operating segments	2
Number of VLCCs sold	3
Number of VLCCs operated in tanker market	4
Revenue, number of major customers	3	6	3
Percent of revenue from single customer (in hundredths)	10.00%	10.00%	10.00%
Name of Major Customer 1 {Member}
Revenue from External Customer [Line Items]
Total operating revenues	17,400	19,200	28,000
Name of Major Customer 2 [Member]
Revenue from External Customer [Line Items]
Total operating revenues	11,600	16,100	19,100
Name of Major Customer 3 [Member]
Revenue from External Customer [Line Items]
Total operating revenues	5,100	14,700	14,600
Name of Major Customer 4 [Member]
Revenue from External Customer [Line Items]
Total operating revenues		11,600
Name of Major Customer 5 [Member]
Revenue from External Customer [Line Items]
Total operating revenues		11,600
Name of Major Customer 6 [Member]
Revenue from External Customer [Line Items]
Total operating revenues		10,000
Drybulk Carrier Market [Member]
Revenue from External Customer [Line Items]
Total operating revenues	$ 37,315	$ 55,497	$ 40,825

EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income from continuing operations	$ 5,882	$ 27,058	$ 20,145
Net (loss) income from discontinued operations	(59,311)	5,594	18,412
Net (loss) income	$ (53,429)	$ 32,652	$ 38,557
Weighted average number of shares outstanding - basic	24,432	24,426	19,120
Impact of restricted stock units	133	152	0
Weighted average number of shares outstanding - diluted	24,565	24,578	19,120

IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment Impairment or Disposal [Abstract]
Impairment losses on vessels and equipment	$ 41.6	$ 0	$ 0
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2

LEASES 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 20,742
2014	11,185
2015	0
2016	0
2017	0
Thereafter	0
Total minimum lease revenues	$ 31,927

LEASES 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 vessel	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating leases, number of assets leased to third parties	4
Initial length of lease period, minimum	1 year
Initial length of lease term, maximum	2 years
Cost of vessels	$ 305,581	$ 657,890	$ 657,890	$ 523,689
Accumulated depreciation	(31,755)	(221,617)	(198,858)	(179,291)
Vessels leased to third parties [Member]
Cost of vessels	305,600	569,900
Accumulated depreciation	$ 31,800	$ 171,500

TRADE ACCOUNTS RECEIVABLE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	$ 1,926	$ 226	$ 226
Additions charged to income	10,634	1,700	0
Deductions credited to income	(479)	0	0
Allowance for doubtful accounts balance	12,081	1,926	226
Capesize Vessels [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	4,900
Discontinued Operations - VLCC [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts balance	$ 7,200

VESSELS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels and equipment [Roll Forward]
Cost, beginning of period	$ 657,890	$ 657,890	$ 523,689
Accumulated depreciation beginning balance	(221,617)	(198,858)	(179,291)
Net book value, beginning balance	436,273	459,032	344,398
Purchase of vessels			134,201
Depreciation	(20,485)	(22,759)	(19,567)
Transfer to vessel held for sale, long lived	(74,455)
Transfer of depreciation to vessel held for sale	52,932
Disposals of vessels	(236,257)
Disposals depreciation	157,415
Impairment loss	(41,597)
Balance, end of period	305,581	657,890	657,890
Accumulated depreciation ending balance	(31,755)	(221,617)	(198,858)
Net book value, ending balance	273,826	436,273	459,032
Impairment loss on vessels	(41,597)	0	0
Loss on sale of vessels	(13,088)	0	0
VLCC Hampstead [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of vessels	22,200
Vessels and equipment [Roll Forward]
Loss on sale of vessels	(12,700)
Proceeds from failed sale	2,430
VLCC Titan Venus [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of vessels	19,800
Vessels and equipment [Roll Forward]
Impairment loss on vessels	(14,700)
VLCC Kensington [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of vessels	22,500
Vessels and equipment [Roll Forward]
Impairment loss on vessels	(13,500)
Loss on sale of vessels	(400)
VLCC Mayfair [Member]
Vessels and equipment [Roll Forward]
Impairment loss on vessels	(13,400)
Discontinued Operations - VLCC [Member]
Vessels and equipment [Roll Forward]
Depreciation	$ (9,400)	$ (11,700)	$ (11,700)
Tanker Market [Member]
Vessels and equipment [Roll Forward]
Number of vessels in fleet	4
Drybulk Carrier Market [Member]
Vessels and equipment [Roll Forward]
Number of vessels in fleet	1
Golden Ocean Group Limited [Member] | Capesize Vessels [Member]
Significant Acquisitions and Disposals [Line Items]
Purchase of vessels			2

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Extinguishment of Debt [Line Items]
Capitalized financing fees and expenses	$ 3,405	$ 3,414
Accumulated amortization	(2,183)	(1,304)
Total	1,222	2,110
Amortization of deferred charges	879	599	652
Discontinued Operations - VLCC [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	$ 300	$ 0	$ 0

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Voyage expenses	$ 117	$ 2,315
Ship operating expenses	1,090	1,329
Administrative expenses	981	295
Interest expense	313	575
Accrued expenses	$ 2,501	$ 4,514

DEFERRED CHARTER REVENUE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	29 Months Ended
	Dec. 31, 2012	Aug. 01, 2014	Dec. 31, 2011
Deferred charter revenue	$ 3,020		$ 658
Deferred charter revenue	1,250		0
Belgravia [Member]
Deferred Revenue, Additions	5,000
Deferred charter revenue	2,000		0
Deferred charter revenue	1,300		0
Charterhire Discount		95
Number of days charter hire paid in advance	15 days
Maximum Charterhire Discount		5,700
Other income received in advance [Member]
Deferred charter revenue	$ 1,000		$ 700

DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total debt	$ 111,678	$ 153,740
Less: current portion	(4,700)	(3,600)
Long-term debt	106,978	150,140
DnB $58.24M loan [Member]
Total debt	12,392	53,740
Nordea $175M loan [Member]
Total debt	$ 99,286	$ 100,000

DEBT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2004 RBS$140Mloan [Member]	Dec. 31, 2007 RBS$140Mloan [Member]	Mar. 31, 2004 RBS$140Mloan [Member]	Dec. 31, 2009 Nordea $60M loan [Member]	Aug. 31, 2009 Nordea $60M loan [Member]	Dec. 31, 2010 Nordea $105M loan ($60M loan extension) [Member]	Jul. 31, 2010 Nordea $105M loan ($60M loan extension) [Member]	Dec. 31, 2010 Nordea $175M loan [Member]	Dec. 31, 2012 Nordea $175M loan [Member]	Dec. 31, 2012 DnB $58.24M loan [Member]	Dec. 31, 2010 DnB $58.24M loan [Member]	Jul. 01, 2010 DnB $58.24M loan [Member]	Dec. 31, 2012 Revolving Credit Facility for $175M loan
Average floating rate debt	2.93%	2.76%
Debt instrument, face amount					$ 140		$ 60		$ 105	$ 175				$ 58.24
Number of tranches in loan				1	5		2			4				4
Value per tranche			28			30				25			14.56
Line of credit facility, increase, additional borrowings								47.5
Number of vessels mortgaged						2
Revolving debt facility															75
Number of years for loan					7 years		4 years
Line of credit facility, amount outstanding											99.3	12.4
Repayment of bank debt as result of sale of vessel during period												$ 41.3

DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 4,700
2014	890
2015	106,088
2016	0
2017	0
Thereafter	0
Total debt	$ 111,678	$ 153,740

SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	May 30, 2012	Dec. 31, 2011
SHARE CAPITAL [Abstract]
Common stock, shares authorized	50,000,000		50,000,000
Common stock, shares, issued	24,437,000		24,425,699
Par value of shares	$ 0.01		$ 0.01
Common stock, value, authorized	$ 500		$ 500
Common stock, value, issued	$ 244		$ 244
Common shares issued in respect of RSUs		11,301

RESTRICTED STOCK UNITS (Details) (USD $)	12 Months Ended						12 Months Ended										12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 24, 2013	May 30, 2012	Dec. 31, 2012 Restricted Stock Units Granted to Directors [Member]	Dec. 31, 2011 Restricted Stock Units Granted to Directors [Member]	Dec. 31, 2010 Restricted Stock Units Granted to Directors [Member]	Dec. 31, 2012 Restricted Stock Units Granted to Management Companies [Member]	Dec. 31, 2011 Restricted Stock Units Granted to Management Companies [Member]	Dec. 31, 2010 Restricted Stock Units Granted to Management Companies [Member]	Dec. 31, 2012 Restricted Stock Units Granted Total [Member]	Dec. 31, 2011 Restricted Stock Units Granted Total [Member]	Dec. 31, 2010 Restricted Stock Units Granted Total [Member]	Sep. 27, 2010 Restricted Stock Units [Member]	Dec. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member] management_company
RSUs granted								46,593	29,571		46,596	29,572		93,189	59,143		94,476
RSU outstanding							66,307	76,164	29,571	66,311	76,168	29,572	132,618	152,332	59,143
RSU settled							(9,857)			(9,857)			(19,714)
RSUs fair value granted			$ 13.95	$ 22.23
RSUs fair values		$ 5.25	$ 13.67	$ 22.27
RSUs fair value settled		$ 13.63
Restricted stock unit expense		$ 906,000	$ 230,000	$ 0
Common stock, shares, issued	35,061	11,301
Share-based payment award, total share-based liabilities paid					$ 181,610	$ 159,763
Number of management companies																		2
Common stock, capital shares reserved for future issuance																800,000
Number of RSU vesting years	3 years	3 years		3 years
RSU share settlement (Percent)		50.00%
RSU cash settlement (Percent)		50.00%
Share-based payment award, award vesting period	1/3			1/3

FINANCIAL INSTRUMENTS 1 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 vessel valuation	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment loss on vessels	$ 41,597,000	$ 0	$ 0
Cash and cash equivalents, at carrying value	79,259,000	46,848,000	56,771,000	7,964,000
Restricted cash and cash equivalents, noncurrent	15,000,000	15,000,000
Total debt	111,678,000	153,740,000
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Cash and cash equivalents, at carrying value	79,259,000	46,848,000
Restricted cash and cash equivalents, noncurrent	15,000,000	15,000,000
Total debt	111,678,000	153,740,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Cash and cash equivalents, fair value disclosure	79,259,000	46,848,000
Restricted cash and investments, fair value disclosure	15,000,000	15,000,000
Long-term debt, fair value	111,678,000	153,740,000
Fair Value, Measurements, Nonrecurring [Member]
Impairment loss on vessels	41,600,000
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3
Fair Value, Inputs, Level 2 [Member]
Fair value of vessels carried at fair value using level 2 inputs	$ 21,500,000

FINANCIAL INSTRUMENTS 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 vessel valuation	Dec. 31, 2011	Dec. 31, 2010
Impairment loss on vessels	$ 41,597,000	$ 0	$ 0
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3
Fair Value, Inputs, Level 2 [Member]
Fair value of vessels carried at fair value using level 2 inputs	21,500,000
Fair Value, Measurements, Nonrecurring [Member]
Impairment loss on vessels	$ 41,600,000
Number of vessels impaired	3
Number of vessels disposed of which were impaired	2
Number of independent broker valuations	3

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Aug. 01, 2010	Feb. 01, 2006	Feb. 01, 2004	Feb. 01, 1997	Oct. 27, 2010 Golden Zhejiang [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member]	Dec. 31, 2012 Golden Ocean Group Limited [Member]	Dec. 31, 2010 Golden Ocean Group Limited [Member] Capesize Vessels [Member] vessel	Dec. 31, 2010 Golden Ocean Group Limited [Member] Capesize Vessels [Member] carrier	Jul. 16, 2010 Golden Ocean Group Limited [Member] Golden Future [Member]	Oct. 27, 2010 Golden Ocean Group Limited [Member] Golden Zhejiang [Member]
Related Party Transaction [Line Items]
Purchase of vessels											2	2
Number of shares issued as consideration of purchase of vessel													1,464,515	973,684
Value of time charter acquired on purchase of vessel							$ 3,300
Value of shares issued as consideration of purchase of vessel													25,000	18,500
Payments to acquire vessels													47,000	47,000
Management fee commissions										1.25%
Amended management fee			2,315	1,150	630	750			500
Related party payables	0	319						319
Related Parties receivables									$ 69
Stock issued during period, shares, restricted stock award, net of forfeitures								23,298	14,786

MANAGEMENT OF COMPANY (Details) (USD $) In Thousands, unless otherwise specified	Aug. 01, 2010	Feb. 01, 2006	Feb. 01, 2004	Feb. 01, 1997	Dec. 31, 2012 General Manager [Member]	Dec. 31, 2012 Dry Bulk Manager [Member]
Amended management fee	$ 2,315	$ 1,150	$ 630	$ 750
Management fee commissions					1.25%	1.25%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Claims for damages against charterers	$ 76

SUPPLEMENTAL INFORMATION (Details) (Golden Ocean Group Limited [Member], USD $) In Thousands, except Share data, unless otherwise specified	Jul. 16, 2010 Golden Future [Member]	Oct. 27, 2010 Golden Zhejiang [Member]	Dec. 31, 2010 Capesize Vessels [Member] carrier	Dec. 31, 2010 Capesize Vessels [Member] vessel
Purchase of vessels			2	2
Payments to acquire vessels	$ 47,000	$ 47,000
Value of shares issued as consideration of purchase of vessel	$ 25,000	$ 18,500
Number of shares issued as consideration of purchase of vessel	1,464,515	973,684

SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended									12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 newbuilding_contract t	Feb. 05, 2013	Jan. 24, 2013	May 30, 2012	Jan. 04, 2013 Golden Zhejiang [Member]	Dec. 31, 2013 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member] management_company	Mar. 31, 2013 VLCC Mayfair [Member]	Dec. 31, 2015 Capesize Newbuildings [Member]	Dec. 31, 2014 Capesize Newbuildings [Member]	Apr. 15, 2013 Capesize Newbuildings [Member]
Subsequent Event [Line Items]
Time charter period minimum									11 months
Time charter period maximum									13 months
Common stock, shares, issued	35,061	11,301
Share-based payment award, total share-based liabilities paid							$ 181,610	$ 159,763
RSUs granted										94,476
Number of management companies											2
Number of RSU vesting years	3 years	3 years		3 years
Share-based payment award, award vesting period	1/3			1/3
Dividends payable per share						$ 0.175
Loss on sale of vessels		(13,088,000)	0	0								5,300,000
Number of newbuildings on order					2
Capesize drybulk size range					182,000
New building installments to date															15,400,000
Newbuilding commitments															87,000,000
Newbuilding installments													$ 81,900,000	$ 5,100,000